UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/10

Date of reporting period: 11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
U.S. Treasury Obligations (30.1%)
$75,000,000	U.S. Treasury Bill, 0.38%, 2/11/10(a)	$74,943,000
	U.S. Treasury Cash Management Bills
15,000,000	0.32%, 7/15/10(a)	14,969,631
30,000,000	0.39%, 4/1/10(a)	29,961,179
	U.S. Treasury Notes
30,000,000	1.75%, 3/31/10	30,124,787
15,000,000	2.00%, 9/30/10	15,212,712
50,000,000	2.63%, 5/31/10	50,550,322
25,000,000	2.75%, 7/31/10	25,395,339

Total U.S. Treasury Obligations		241,156,970

Repurchase Agreements (69.8%)
150,000,000	Banc of America Securities LLC, 0.15%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $150,000,625, collateralized by GNMA, (6.00%), (10/15/38), fair value $153,000,001)	150,000,000
150,000,000	Calyon NY, 0.15%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $150,000,625, collateralized by various U.S. Treasury Notes, (4.00% - 4.38%), (12/15/10 - 8/15/18), fair value $153,000,087)	150,000,000
109,909,323	Deutsche Bank Securities, Inc., 0.15%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $109,909,781, collateralized by a U.S Treasury Bond, (0.00%), (11/15/21), fair value $112,107,534)	109,909,323
150,000,000	Societe Generale, 0.15%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $150,000,625, collateralized by GNMA, (4.38% - 7.00%), (7/15/27 - 8/20/39), fair value $153,000,001)	150,000,000

Total Repurchase Agreements		559,909,323

Total Investments (Cost $801,066,293)(b) — 99.9%		801,066,293
Other assets in excess of liabilities — 0.1%		640,927

Net Assets — 100.0%		$801,707,220

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

GNMA — Government National Mortgage Association

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (17.5%)
Banking & Financial Services (17.5%)
$15,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/29/10	$15,000,000
10,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/30/10	10,000,000
30,000,000	Barclays Bank PLC NY YCD, 0.62%, 2/22/10	30,000,000
30,000,000	BNP Paribas NY YCD, 0.24%, 12/28/09	30,000,000
25,000,000	Deutsche Bank NY YCD, 0.13%, 12/1/09	25,000,000
25,000,000	Lloyds TBS Bank YCD, 1.07%, 12/1/09	25,000,000
20,000,000	Rabobank NY YCD, 0.47%, 11/3/10	20,000,000
30,000,000	Toronto Dominion YCD, 0.33%, 4/21/10	30,003,517

Total Certificates of Deposit		185,003,517

Commercial Paper (24.5%)
Banking (8.0%)
30,000,000	Royal Bank of Canada, 0.18%, 12/28/09(a)	29,995,950
30,000,000	Scotiabank, 0.32%, 3/16/10(a)	29,972,000
25,000,000	The Royal Bank of Scotland PLC, 0.87%, 12/10/09(a)	24,994,562

		84,962,512

Financial Services (16.5%)
30,000,000	CBA (Delaware) Finance, Inc., 0.30%, 3/25/10(a)	29,971,500
30,000,000	Nestle Capital Corp., 0.69%, 12/15/09(a)(b)	29,991,950
30,000,000	Nordea North America, Inc., 0.13%, 12/23/09(a)	29,997,617
25,000,000	Societe Generale North America, Inc., 0.44%, 4/1/10(a)	24,963,028
5,000,000	Total Capital SA, 0.13%, 12/1/09(a)(b)	5,000,000
25,000,000	Total Capital SA, 0.13%, 12/21/09(a)(b)	24,998,195
30,000,000	Toyota Motor Credit Corp., 0.31%, 2/16/10(a)	29,980,108

		174,902,398

Total Commercial Paper		259,864,910

Corporate Bonds (7.7%)
Banking (3.4%)
10,575,000	Morgan Stanley, 4.25%, 5/15/10	10,653,392
16,500,000	Wachovia Corp., 4.38%, 6/1/10	16,699,290
8,500,000	Wachovia Mortgage FSB, 4.13%, 12/15/09	8,507,101

		35,859,783

Financial Services (2.9%)
19,000,000	General Electric Capital Corp., 0.33%, 5/10/10(c)	18,986,450
11,000,000	General Electric Capital Corp., 4.25%, 9/13/10	11,307,739

		30,294,189

Security Brokers & Dealers (1.4%)
15,465,000	Merrill Lynch & Co., 4.25%, 2/8/10	15,427,444

Total Corporate Bonds		81,581,416

U.S. Government Agency Securities (18.0%)
	Federal Home Loan Bank
40,000,000	0.15%, 11/18/10(c)	40,000,000
40,000,000	0.18%, 7/13/10(c)	40,002,430
30,000,000	0.24%, 2/19/10(c)	30,008,658
40,000,000	0.60%, 4/14/10(c)	40,004,405
30,000,000	0.77%, 3/5/10(c)	30,000,000
11,000,000	Federal National Mortgage Association, 0.23%, 8/5/10(c)	11,003,941

Total U.S. Government Agency Securities		191,019,434

Repurchase Agreements (32.2%)
$150,000,000	Calyon NY, 0.16%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $150,000,667, collateralized by various U.S. Government Securities, (0.00% - 1.00%), (12/31/09 - 9/30/11), fair value $153,000,057)	$150,000,000
191,773,061	Deutsche Bank Securities, Inc., 0.16%, 12/1/09, (Purchased on 11/30/09, proceeds at maturity $191,773,913, collateralized by various U.S. Government Securities, (0.00%), (1/15/11 - 11/15/23), fair value $195,608,523)	191,773,061

Total Repurchase Agreements		341,773,061

Total Investments (Cost $1,059,242,338)(d) — 99.9%		1,059,242,338
Other assets in excess of liabilities — 0.1%		638,026

Net Assets — 100.0%		$1,059,880,364

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

YCD — Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (85.6%)
California (7.5%)
$25,000,000	California State Department Water Resource Power Supply Revenue, Series C, 0.20%, 5/1/22, Enhanced by: LOC(a)	$25,000,000
15,000,000	California State Revenue Anticipation Notes, 3.00%, 5/25/10	15,124,743

		40,124,743

Colorado (4.6%)
8,500,000	Broomfield Colorado Urban Renewal, 0.25%, 12/1/30, Enhanced by: LOC(a)	8,500,000
9,800,000	Castle Rock Colorado CTFS Partner, 0.25%, 9/1/37, Enhanced by: LOC(a)	9,800,000
6,225,000	Denver Colorado City & County Airport Revenue, 0.33%, 11/15/25, Enhanced by: LOC, AMT(a)	6,225,000

		24,525,000

Florida (6.3%)
12,000,000	Broward County Florida School Board Certificate Participation, Series B, 0.27%, 7/1/31, Insured by: FSA(a)	12,000,000
5,000,000	Leesburg Florida Hospital Revenue, Series B, 0.25%, 7/1/36, Enhanced by: LOC(a)	5,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.32%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
12,000,000	Palm Beach County Florida School Board Partnership, 0.27%, 8/1/27, Insured by: FSA(a)	12,000,000

		33,590,000

Georgia (1.5%)
8,060,000	DeKalb County Georgia Development Authority Revenue, 0.24%, 6/1/22, Enhanced by: LOC(a)	8,060,000

Illinois (4.2%)
8,200,000	Cook County Illinois Revenue, 0.33%, 5/1/35, Enhanced by: LOC(a)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.30%, 3/1/33, Enhanced by: LOC(a)	7,500,000
6,600,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.30%, 11/15/33, Enhanced by: LOC(a)	6,600,000

		22,300,000

Indiana (2.3%)
12,600,000	Indiana State Development Financial Authority Revenue, 0.30%, 8/1/31, Enhanced by: LOC(a)	12,600,000

Kentucky (1.0%)
5,500,000	Jeffersontown Kentucky Lease Program Revenue, 0.25%, 3/1/30, Enhanced by: LOC(a)	5,500,000

Louisiana (4.4%)
23,400,000	East Baton Rouge Parish Louisiana, Series A, 0.35%, 8/1/30, Enhanced by: LOC(a)	23,400,000

Michigan (0.2%)
1,257,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.30%, 1/1/14, Enhanced by: LOC, AMT(a)	1,257,000

Missouri (5.9%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.35%, 11/1/18, Enhanced by: LOC(a)	6,605,000
6,600,000	Missouri State Health & Educational Facilities Authority, 0.26%, 2/1/31, Enhanced by: LOC(a)	6,600,000
18,675,000	Missouri State Health And Educational Facilities Authority Health Facilities Revenue, Series C, 0.20%, 5/15/38, Enhanced by: LIQ FAC(a)	18,675,000

		31,880,000

North Carolina (0.6%)
3,390,000	North Carolina Capital Facilities Finance Agency EDL Facilities Revenue, 0.34%, 6/1/27, Enhanced by: LOC(a)	3,390,000

Oregon (3.9%)
5,800,000	Oregon State Facilities Authority Revenue, 0.23%, 8/1/34, Enhanced by: LOC(a)	5,800,000
15,000,000	Oregon State Tax Anticipation Notes, 2.50%, 6/30/10	15,174,972

		20,974,972

Pennsylvania (13.7%)
6,045,000	Beaver County Pennsylvania Industrial Authority Pollution Control Revenue, 0.21%, 4/1/41, Enhanced by: LOC(a)	6,045,000
10,000,000	Berks County Pennsylvania Municipal Authority Revenue, 0.54%, 5/1/32(a)	10,000,000
19,850,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.27%, 7/1/32, Enhanced by: LOC(a)	19,850,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Pennsylvania, continued:
$10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.28%, 3/1/24, Enhanced by: LOC(a)	$10,000,000
9,900,000	Emmaus Pennsylvania General Authority Revenue, 0.28%, 3/1/24, Enhanced by: LOC(a)	9,900,000
17,815,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.85%, 4/1/37, Enhanced by: LOC(a)	17,815,000

		73,610,000

South Carolina (0.6%)
2,965,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 0.24%, 11/1/31, Enhanced by: LOC(a)	2,965,000

Tennessee (8.1%)
10,945,000	Clarksville Public Building Authority, 0.24%, 11/1/35, Enhanced by: LOC(a)	10,945,000
25,700,000	Clarksville Tennessee Water Sewer & Gas Revenue, 0.35%, 2/1/25, Insured by: FSA(a)	25,700,000
6,640,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.30%, 11/1/27, Enhanced by: LOC(a)	6,640,000

		43,285,000

Texas (4.8%)
10,300,000	Austin Texas Water And Wastewater System Revenue, 0.28%, 5/15/31, Enhanced by: LOC(a)	10,300,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.30%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
7,500,000	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, 0.24%, 6/1/29, Enhanced by: LOC(a)	7,500,000

		25,800,000

Utah (3.7%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.30%, 7/1/15, Enhanced by: LOC(a)	10,000,000
10,000,000	Emery County Utah Pollution Control Revenue, 0.25%, 11/1/24, Enhanced by: LOC(a)	10,000,000

		20,000,000

Virginia (2.2%)
11,740,000	Falls Church Virginia Economic Development Authority Revenue, 0.28%, 7/1/31, Enhanced by: LOC(a)	11,740,000

Washington (1.6%)
8,700,000	Washington State Health Care Facilities Authority Lease Revenue, 0.25%, 1/1/32, Enhanced by: LOC(a)	8,700,000

Wisconsin (7.0%)
3,400,000	Beaver Dam Wisconsin Development Revenue, 0.27%, 12/1/36, Enhanced by: LOC(a)	3,400,000
6,375,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.27%, 9/1/40, Enhanced by: LOC(a)	6,375,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.30%, 3/1/36, Enhanced by: LOC(a)	7,500,000
20,000,000	Wisconsin State Operating Notes, 2.50%, 6/15/10	20,217,903

		37,492,903

Wyoming (1.5%)
8,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.21%, 7/1/15, Enhanced by: LOC(a)	8,200,000

Total Municipal Bonds		459,394,618

Commercial Paper (13.8%)
Florida (2.3%)
12,000,000	Palm Beach Florida, 0.47%, 12/9/09, Enhanced by: LOC	12,000,000

Illinois (3.7%)
15,000,000	Illinois Education, 0.40%, 3/11/10, Enhanced by: LOC	15,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Commercial Paper, continued:
Illinois, continued:
$5,000,000	Illinois Education, 0.43%, 2/24/10, Enhanced by: LOC	$5,000,000

		20,000,000

Massachusetts (1.9%)
10,000,000	Massachusetts School Building Authority, Series A, 0.33%, 12/9/09, Enhanced by: LOC	10,000,000

New York (3.7%)
20,000,000	Metro Transit Authority New York, 0.38%, 3/11/10, Enhanced by: LOC	20,000,000

Pennsylvania (1.1%)
5,995,000	Pennsylvania Port Authority, 0.40%, 4/9/10, Enhanced by: LOC	5,995,000

Washington (1.1%)
5,830,000	Port Seattle Washington, 0.40%, 3/4/10, Enhanced by: LOC	5,830,000

Total Commercial Paper		73,825,000

Investment Companies (0.5%)
2,357,562	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	2,357,562
389,148	SEI Tax-Exempt Trust Institutional Tax Free, Class A	389,148

Total Investment Companies		2,746,710

Total Investments (Cost $535,966,328)(b) — 99.9%		535,966,328
Other assets in excess of liabilities — 0.1%		467,422

Net Assets — 100.0%		$536,433,750

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	—	Alternative Minimum Tax
FSA	—	Financial Security Assurance
LIQ FAC	—	Liquidity Facility
LOC	—	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (88.9%)
Arizona (2.1%)
$750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	$763,087
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/10 @ 100*	15,002

		778,089

California (0.4%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,712
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,844
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/10 @ 100, Insured by: MBIA*	80,012
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Insured by: FSA	15,128
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/10 @ 101, Insured by: AMBAC*	25,281
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/10 @ 100, Insured by: MBIA*	10,115

		152,092

Colorado (2.3%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	875,685

Florida (0.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/10 @ 100, Insured by: MBIA*	25,186
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA*	20,351

		45,537

Georgia (1.2%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC*	25,355
10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/10 @ 100, Insured by: MBIA*	10,642
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	396,077

		432,074

Hawaii (2.2%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: FSA*	813,697

Illinois (6.6%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA, ETM	332,569
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	242,683
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA*	258,848
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	306,079
670,000	Will County Illinois Community High School District. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	767,833
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	531,045

		2,439,057

Indiana (4.4%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	408,661
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	316,578
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	897,559

		1,622,798

Iowa (4.4%)
720,000	Bettendorf, Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	740,376
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	842,682
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA*	50,859

		1,633,917

Kentucky (0.0%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA*	5,383

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Kentucky, continued:
$10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA*	$10,519

		15,902

Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	626,329

Massachusetts (1.8%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	664,312

Michigan (2.9%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	512,809
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	121,151
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/10 @ 100, Insured by: AMBAC*	404,972
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable 2/1/10 @ 100*	25,172

		1,064,104

Minnesota (2.1%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/09 @ 100*	778,335

Mississippi (0.2%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA*	61,843

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,609

New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA, ETM	29,011

North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	779,648

Oklahoma (1.2%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	305,905
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	160,054

		465,959

Oregon (2.2%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	821,460

Pennsylvania (6.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	829,597
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 1/11/10 @ 100, Insured by: Connie Lee, ETM(a)*	10,055
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	855,525
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	804,555

		2,499,732

Rhode Island (0.2%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Insured by: FSA	60,173

South Carolina (2.2%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	805,923

Tennessee (2.1%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	770,880

Texas (22.7%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/10 @ 100*	30,105
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/10 @ 100, Insured by: AMBAC*	275,531
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	78,981
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable 2/15/10 @ 100, Insured by: PSF-GTD*	95,268
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	171,989
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	138,576

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	$607,151
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	797,385
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: Assured Guaranty	646,131
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	832,695
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	225,920
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,277
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,190
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	569,850
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/10 @ 100, Insured by: AMBAC*	50,078
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: Assured Guaranty	539,965
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA*	213,648
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	499,797
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	831,698
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	684,646
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,140,835

		8,440,716

Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	781,140

Washington (5.5%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	320,073
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	850,538
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	873,172

		2,043,783

Wisconsin (6.7%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,600
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	614,152
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	268,203
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	628,754
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: FSA*	949,475

		2,481,184

Wyoming (2.7%)
1,000,000	Lincoln County Wyoming Pollution Control Revenue, 0.16%, 8/1/15(b)	1,000,000

Total Municipal Bonds		32,993,989

Investments in Affiliates (11.9%)
4,427,450	Cavanal Hill Tax-Free Money Market Fund	4,427,450

Total Investments in Affiliates		4,427,450

Total Investments (Cost $35,946,366)(c) — 100.8%		37,421,439
Liabilities in excess of other assets — (0.8)%		(300,459)

Net Assets — 100.0%		$37,120,980

(a)	Security was fair valued at November 30, 2009, using procedures approved by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

(c)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC	—	American Municipal Bond Assurance Corp.
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligations Bond
MBIA	—	Municipal Bond Insurance Association
PSF-GTD	—	Public School Fund Guaranteed
Q-SBLF	—	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (7.3%)
$79,965	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$78,583
224,824	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	222,103
1,014,323	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(f)	45,644
121,603	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	117,854
194,567	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	169,670
38,529	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	35,201
37,035	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	33,702
577,119	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34	525,611
36,484	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	26,056
93,781	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.46%, 1/15/34(b)	41,349
1,540,235	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.11%, 11/25/34(b)	670,759
19,185	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	16,095
762,522	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	486,077
292,458	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.11%, 9/25/33(b)	111,889
125,872	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	105,022
277,226	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33	235,786
820,286	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	564,914
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35(b)	147,365

Total Asset Backed Securities		3,633,680

Mortgage Backed Securities (73.8%)
82,681	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	82,046
219,563	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	218,495
182,533	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.32%, 3/25/35(b)	156,105
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.42%, 5/25/35(b)	48,557
1,299,603	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35	1,275,260
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	367,064
299,692	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	278,455
36,056	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	36,473
401,107	Banc of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	382,890
72,001	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 3.83%, 9/25/33(b)	67,545
62,225	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 4.06%, 6/25/34(b)	57,269
113,740	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 4.17%, 7/25/33(b)	107,612
54,967	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	54,935
84,771	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	83,463
90,617	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.41%, 2/25/36(b)	65,849
37,127	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	37,094
140,096	Banc of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	127,994
58,520	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.04%, 11/20/36(b)	44,173
88,776	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.58%, 1/25/35(b)	71,595
32,800	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.65%, 9/25/34(b)	24,947
211,392	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.81%, 10/25/36(b)	126,276
77,989	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(b)	65,173
29,723	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.49%, 7/25/35(b)	19,892

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$393,998	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.70%, 2/25/36(b)	$220,264
268,692	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.80%, 3/25/31(b)	251,440
20,870	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	20,925
89,569	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	91,416
31,542	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	31,601
408,030	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	379,735
334,660	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.88%, 7/25/37(b)	297,640
94,508	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	84,608
58,123	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	58,111
14,154	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	14,130
158,678	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	158,401
24,322	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	24,109
126,392	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	126,293
87,609	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	88,471
135,803	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	102,002
152,422	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.64%, 8/25/35(b)	121,928
12,539	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	12,395
25,778	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	25,980
234,766	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	217,551
433,215	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	432,402
66,741	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	60,108
5,133	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	5,171
84,138	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.94%, 7/20/35(b)	36,855
433,488	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	411,946
48,194	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	46,853
293,209	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	283,035
168,340	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	151,222
202,078	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	157,612
119,111	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	81,495
128,002	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	95,248
56,488	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	49,151
101,250	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	84,314
100,638	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	83,940
572,140	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	474,877
207,259	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	171,636
81,865	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.57%, 2/19/34(b)	72,840
2,177	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.84%, 9/25/33(b)	2,008
253,979	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.98%, 8/25/34(b)	184,192
162,141	Countrywide Home Loans, Series 2003-56, Class 3A6, 4.49%, 12/25/33	160,748
88,109	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	86,181
50,120	Countrywide Home Loans, Series 2003-60, Class 2A1, 5.11%, 2/25/34(b)	41,753
6,072	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	6,066
319,351	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	306,339
78,853	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	76,708

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$247,509	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	$202,009
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	715,536
321,981	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.37%, 11/25/32(b)	93,490
230,076	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.92%, 11/25/34(b)	198,003
49,578	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.59%, 2/25/33(b)	46,918
57,431	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	57,557
108,481	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	99,524
26,405	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	27,214
34,577	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	34,474
15,821	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	13,371
93,799	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	92,604
225,444	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	219,916
234,044	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	229,399
104,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	105,213
246,653	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	127,919
147,649	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	148,191
14,010	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	13,904
15,289	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.36%, 10/25/36(b)	14,349
1,262,386	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33	1,163,392
97,415	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	64,490
34,560	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	19,363
75,588	Fannie Mae, 3.27%, 12/1/22, Pool #303247(b)	76,048
55,871	Fannie Mae, 3.38%, 6/1/32, Pool # 725286(b)	57,746
83,788	Fannie Mae, 3.49%, 2/1/30, Pool # 556998(b)	87,273
61,734	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	63,240
23,324	Fannie Mae, 4.35%, 6/1/19, Pool # 91574(b)	23,405
16,529	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	17,253
40,232	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	41,019
69,229	Fannie Mae, 4.63%, 7/1/27, Pool # 123496(b)	71,239
270,576	Fannie Mae, 4.91%, 1/1/35, Pool # 805386(b)	279,085
6,610	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	6,808
58,206	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	58,832
730	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	731
165,854	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	172,610
68,788	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	70,004
181,408	Fannie Mae, 5.75%, 7/1/36, Pool # 805386(b)	191,842
24,166	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	25,722
306,942	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	318,535
5,463	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	5,709
9,009	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	9,140
126,272	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	130,917
59,194	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	59,142
1,136	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,272
12,656	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	13,668
51,896	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	53,354
4,404	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,841
19,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	20,888
7,508	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	8,006
62,160	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	64,965

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$68,944	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.08%, 9/25/34(b)	$55,282
161,188	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	150,837
341,782	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	301,514
159,961	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	107,523
294,717	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	286,874
83,158	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	85,003
71,564	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%, 10/25/35(b)	52,773
8,717	Freddie Mac, 2.50%, 3/1/17, Pool # 350044(b)	8,769
29,057	Freddie Mac, Series 1228, Class M, 3.02%, 3/15/22(b)	29,643
68,828	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	70,001
34,232	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	35,438
3,578	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	3,599
70,853	Freddie Mac, 5.82%, 4/1/36, Pool #1N0148(b)	74,932
19,604	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	20,943
56,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	60,899
15,447	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	16,283
28,656	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	28,692
4,130	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	4,216
7,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	7,369
8,796	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	9,028
17,606	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	19,278
3,756	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	4,160
12,253	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	12,250
6,034	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	6,500
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,441
16,633	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	18,411
11,340	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	12,439
88,270	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	87,757
70,143	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	69,811
540,607	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.31%, 11/19/35(b)	428,037
142,893	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	141,067
58,909	Government National Mortgage Assoc., 2.75%, 5/20/34, Pool # 80916(b)	59,750
23,001	Government National Mortgage Assoc., 4.00%, 11/20/29, Pool # 876947(b)	23,570
14,156	Government National Mortgage Assoc., 4.13%, 12/20/18, Pool # 8437(b)	14,587
10,483	Government National Mortgage Assoc., 4.13%, 12/20/21, Pool # 8889(b)	10,849
10,887	Government National Mortgage Assoc., 4.13%, 12/20/27, Pool # 80141(b)	11,146
10,960	Government National Mortgage Assoc., 4.25%, 3/20/29, Pool # 80263(b)	11,339
20,708	Government National Mortgage Assoc., 4.38%, 1/20/23, Pool # 8123(b)	21,402
18,998	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool # 8580(b)	19,764
23,768	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool # 8585(b)	24,837
10,353	Government National Mortgage Assoc., 4.38%, 3/20/26, Pool # 8832(b)	10,706
9,611	Government National Mortgage Assoc., 4.50%, 2/20/16, Pool # 8103(b)	9,896
29,809	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	30,386
604	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	654
5,109	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	5,146
454	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	503
606	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	672
945	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,076
79,821	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	79,450
283,964	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.55%, 11/25/35(b)	235,499
194,376	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 5.10%, 4/25/35(b)	123,337
301,950	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	293,080

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$151,428	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	$150,097
188,789	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	157,218
50,483	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	50,008
321,703	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.64%, 1/19/35(b)	172,758
101,698	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.32%, 12/19/35(b)	77,054
250,086	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.38%, 8/25/34(b)	193,995
25,924	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.51%, 10/25/34(b)	21,546
53,060	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.20%, 8/25/34(b)	32,914
297,572	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.69%, 9/25/36(b)	171,965
126,974	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.83%, 7/25/36(b)	82,543
157,645	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.95%, 8/25/36(b)	81,687
445,700	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.87%, 4/25/35(b)	442,153
50,000	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.98%, 10/25/35(b)	34,467
74,753	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.21%, 9/25/35(b)	62,511
47,577	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.90%, 8/25/36(b)	39,281
405,439	J.P. Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36	83,537
70,835	J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.16%, 7/25/35(b)	63,985
97,405	J.P. Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	93,667
530,014	J.P. Morgan ReRemic, Series 2009-7, Class 8A1, 5.82%, 1/27/47(c)	522,063
564,154	J.P. Morgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(c)	547,229
79,808	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	69,436
120,738	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	110,287
96,863	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.08%, 4/21/34(b)	90,291
507,713	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	486,498
18,752	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,599
891,005	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	828,774
56,934	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	57,396
20,850	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	18,726
5,580	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	5,576
346,162	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	346,139
233,798	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	241,324
150,434	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	145,913
99,372	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	101,918
128,625	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	134,815
103,604	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17(b)	103,248
73,547	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.06%, 7/25/34(b)	62,029
9,299	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 3.84%, 2/25/34(b)	8,921
115,281	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 3.07%, 12/25/34(b)	111,825
229,567	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.85%, 8/25/34(b)	179,358
136,010	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.99%, 8/25/34(b)	111,920
125,197	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.13%, 8/25/35(b)	76,717
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	337,288
375,254	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	376,475
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	118,330

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$167,571	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(b)	$159,021
284,211	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.08%, 9/25/34(b)	250,684
179,265	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	118,202
76,464	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	69,345
141,532	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	135,675
82,723	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.93%, 1/25/36(b)	42,895
203,921	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	136,802
96,775	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	98,257
70,199	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	72,569
16,084	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	16,034
49,030	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	48,365
121,396	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	120,839
93,806	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	90,424
127,081	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	81,583
162,295	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	125,007
98,335	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	97,794
34,127	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	33,980
71,738	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	70,233
39,344	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	39,438
193,586	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	181,757
192,340	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	176,335
211,959	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	202,759
168,013	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	168,902
141,695	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.01%, 11/25/34(b)	106,394
669,241	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.39%, 4/25/34(b)	549,236
197,277	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.54%, 6/25/34(b)	164,069
152,816	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.69%, 12/25/34(b)	99,090
11,793	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.72%, 2/25/34(b)	10,139
90,343	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	65,312
78,495	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.16%, 12/27/35(b)	48,667
443,621	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	442,621
102,186	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.69%, 7/25/33(b)	90,605
422,969	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	421,617
1,304,003	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,130,175
410,941	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	378,836
83,409	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	82,545
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,456
567,773	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	368,663
48,643	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	24,449
641,243	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	626,782
7,506	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	7,517

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$62,667	Washington Mutual, Series 2004-AR3, Class A2, 3.14%, 6/25/34(b)	$58,214
211,281	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	193,930
87,138	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	87,791
81,534	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	82,961
11,314	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	11,717
30,354	Washington Mutual, Series 2006-AR8, Class 1A1, 5.84%, 8/25/46(b)	25,506
847,351	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	834,353
281,366	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.82%, 10/25/35(b)	237,495
727,739	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.61%, 11/25/36(b)	586,794
382,577	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36(b)	353,253
155,632	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.92%, 9/25/36(b)	125,937
32,331	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	32,241
163,848	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	163,660
91,239	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	90,421
2,383	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36(b)	2,362
137,272	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	109,348
50,917	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.33%, 5/25/35(b)	43,092
152,973	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.66%, 10/25/35(b)	139,105
53,774	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.69%, 7/25/34(b)	54,376
49,472	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 4.00%, 12/25/34(b)	49,120
250,428	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 4.49%, 2/25/35(b)	223,724
116,071	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	110,467
57,942	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36(b)	48,345
90,209	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	91,167

Total Mortgage Backed Securities		36,645,343

Corporate Bonds (10.5%)
Banking (1.6%)
750,000	Citigroup, Inc., 5.85%, 7/2/13	787,664

Diversified Financial Services (3.1%)
1,000,000	Associates Corp. of North America, 7.95%, 2/15/10	1,003,273
485,000	Charles Schwab Corp., 4.95%, 6/1/14	525,229

		1,528,502

Financial Services (4.0%)
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(d)	390,000
1,500,000	Preferred Term Securities IV, 1.04%, 6/24/34, Continuously Callable @ 100(b)(c)	450,000
500,000	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)	50,000
691,734	Preferred Term Securities V, 2.38%, 4/3/32, Continuously Callable @ 100(b)(c)	297,445
1,000,000	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	788,300
2,593,775	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36(a)(b)	12,969

		1,988,714

Insurance (1.8%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(c)	515,862
350,000	MetLife, Inc., 6.75%, 6/1/16	402,056

		917,918

Total Corporate Bonds		5,222,798

Investments in Affiliates (11.3%)
5,632,888	Cavanal Hill Cash Management Fund	5,632,888

Total Investments in Affiliates		5,632,888

Total Investments (Cost $64,826,125)(e) — 102.9%		51,134,709
Liabilities in excess of other assets — (2.9)%		(1,435,474)

Net Assets — 100.0%		$49,699,235

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents cost for financial reporting purposes.
(f)	Issuer has deferred on payment of interest.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (4.0%)
$17,770	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$17,463
127,400	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	125,858
656,893	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37(a)(b)(g)	6,569
761,336	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(g)	7,613
136,197	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	118,769
99,432	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	90,456
32,274	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 0.49%, 9/25/35(b)	31,905
194,972	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.09%, 9/25/33(b)	74,593
492,172	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	338,948

Total Asset Backed Securities		812,174

Mortgage Backed Securities (57.9%)
157,449	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	128,633
108,819	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	101,269
634	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	634
48,363	Banc of America Funding Corp., Series 2004-B, Class 5A1, 3.77%, 11/20/34(b)	41,194
101,511	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	102,748
140,029	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	142,917
111,088	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.63%, 11/25/34(b)	95,952
127,828	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	122,044
29,856	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	30,472
163,992	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	150,975
206,867	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	172,088
109,770	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	109,787
41,475	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	34,006
23,977	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	24,029
121,059	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	116,481
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	87,687
124,109	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	95,840
359,439	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	209,754
351,470	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	179,468
108,801	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	107,917
59,566	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	50,997
301,126	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	249,935
108,570	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	109,672
141,099	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.98%, 8/25/34(b)	102,329
182,156	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	181,700
112,574	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	109,267
131,696	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.27%, 2/25/34(b)	126,893
75,297	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	64,896
93,711	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	97,328
91,940	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	93,061
9,740	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	9,711
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	63,353
119,334	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	116,537
170,387	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	158,486

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$61,348	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	$60,131
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	107,559
4,414	Fannie Mae, Series 1992-45, Class F, 2.99%, 4/25/22(b)	4,417
19,262	Fannie Mae, 3.38%, 7/1/23, Pool #224951(b)	19,967
35,101	Fannie Mae, 4.09%, 9/1/33, Pool #739372(b)	36,589
9,752	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	10,131
29,106	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	29,733
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,808
68,271	Fannie Mae, 5.52%, 1/1/37, Pool #906675(b)	72,191
134	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	144
2,102	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,273
27,782	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	30,354
18,061	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	20,019
13,470	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	14,841
44,646	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	49,250
3,137	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,495
18,488	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	20,348
13,709	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	15,225
2,157	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,446
10,088	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	11,141
4,227	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	4,721
3,436	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	3,928
1,597	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,749
72,459	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	73,048
1,734	Freddie Mac, Series 1227, Class P, 3.09%, 3/15/22(b)	1,738
97,688	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	102,995
23,567	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	23,947
41,629	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	43,139
91,214	Freddie Mac, 5.27%, 8/1/34, Pool #755230(b)	97,077
5,132	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	5,633
2,619	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	2,618
31,600	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	33,739
41,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	44,535
64,025	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	67,153
17,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	18,498
32,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	34,800
44,135	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	46,522
19,236	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	19,230
20,755	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	23,282
16,120	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	17,458
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,076
7,502	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	8,221
16,992	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	17,979
6,882	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	8,352
26,246	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	28,789
39,372	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	43,580
5,038	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	5,047
3,669	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	3,710
9,704	Freddie Mac, 9.00%, 5/1/16, Pool #170164	10,738
9,871	Freddie Mac, 9.00%, 6/1/16, Pool #170171	10,913
11,892	Freddie Mac, 9.00%, 9/1/16, Pool #170192	13,185
6,808	Freddie Mac, 9.50%, 6/1/16, Pool #274005	7,643
8,025	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	7,978
13,147	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	13,343
20,526	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	21,543
25,143	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	27,995

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$505	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	$561
7,929	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	8,798
4,385	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,031
13,867	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	15,946
2,217	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,545
559	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	641
1,480	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,695
4,912	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,626
25,261	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	28,934
36,776	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	42,272
1,393	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,611
46,991	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	47,564
13,211	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	13,190
78,678	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.74%, 4/25/37(b)	48,894
355,000	J.P. Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	255,849
665,000	J.P. Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.21%, 9/25/35(b)	484,021
130,000	J.P. Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.49%, 10/25/36(b)	71,170
62,140	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.76%, 4/25/36(b)	49,330
42,555	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	41,304
95,252	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	89,864
91,165	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	90,111
149,632	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	150,147
98,980	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	86,298
237,920	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	207,436
32,408	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	28,524
82,630	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	76,859
113,444	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	108,924
67,431	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	69,159
94,249	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	88,322
149,302	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	150,329
188,082	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	149,670
281,318	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	186,877
177,318	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	135,997
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	71,611
90,890	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	85,436
24,932	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	25,727
167,571	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(b)	159,021
89,641	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	88,940
119,134	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	117,596
43,403	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	41,607
91,523	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	75,341
106,176	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	93,070
235,983	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	205,748
82,927	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	79,666
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	36,991
114,000	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	47,481
237,872	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32(c)	209,327
80,041	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	79,674
174,130	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	121,544

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$253,661	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	$163,612
73,962	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	72,467
70,961	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	70,784
52,603	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	51,228
55,044	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	54,920
140,161	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	132,975
7,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	6,774
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	18,176
74,732	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	76,239
941	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	972
256,919	Structured Mortgage Loan, Series 2004-3AC, Class A1, 3.27%, 3/25/34(b)	228,704
59,321	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	64,697
283,887	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	184,332
188,629	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	192,815
30,007	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	30,270
173,175	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	173,202
7,897	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	7,803
199,288	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	145,512
86,542	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	88,679
29,971	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.85%, 5/25/34(b)	28,761
145,966	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	146,286
360,423	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	332,046
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	149,832

Total Mortgage Backed Securities		11,750,389

Corporate Bonds (22.5%)
Banking (1.7%)
100,000	Bank of America Corp., 6.50%, 8/1/16	106,262
225,000	Citigroup, Inc., 5.85%, 7/2/13	236,299

		342,561

Diversified Manufacturing Operations (5.1%)
1,000,000	General Electric Co., 5.25%, 12/6/17	1,040,133

Financial Services (10.9%)
1,000,000	American General Finance, 6.90%, 12/15/17	701,947
75,000	Household Finance Corp., 6.60%, 6/15/11	78,532
50,000	Household Finance Corp., 6.80%, 5/15/11	52,387
500,000	I-Preferred Term Securities, 2.43%, 12/11/32, Continuously Callable @ 100(a)(b)	100,000
500,000	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)	50,000
500,000	Preferred Term Securities XI, 1.89%, 9/24/33, Continuously Callable @ 100(a)(b)	50,000
1,000,000	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	788,300
973,987	Preferred Term Securities XXVI, 0.75%, 3/22/38, Callable 12/22/10 @ 100(b)(d)*	253,237
1,013,169	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)*	121,580
2,161,479	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36(a)(b)	10,808

		2,206,791

Insurance (1.2%)
200,000	MetLife, Inc., 6.75%, 6/1/16	229,746

Security Brokers & Dealers (3.4%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	310,460
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	110

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	$384,888

		695,458

Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/11/10 @ 101.37*	42,834

Total Corporate Bonds		4,557,523

Taxable Municipal Bonds (5.6%)
Georgia (5.1%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: FSA*	1,040,210

Wisconsin (0.5%)
95,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	95,467

Total Taxable Municipal Bonds		1,135,677

U.S. Treasury Obligations (5.4%)
	U.S. Treasury Notes
550,000	0.88%, 3/31/11	553,609
550,000	2.75%, 2/15/19	531,781

Total U.S. Treasury Obligations		1,085,390

Investments in Affiliates (4.0%)
814,204	Cavanal Hill Cash Management Fund	814,204

Total Investments in Affiliates		814,204

Total Investments (Cost $28,960,833)(f) — 99.4%		20,155,357
Other assets in excess of liabilities — 0.6%		128,742

Net Assets — 100.0%		$20,284,099

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(c)	Security was fair valued at November 30, 2009, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
(g)	Issuer has deferred on payment of interest.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FSA — Financial Security Assurance

GO — General Obligations Bond

LOC — Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.6%)
$8,885	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$8,732
119,906	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	118,455
505,302	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37(a)(b)(g)	5,053
761,336	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(g)	7,613
97,284	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	84,835
188,921	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	171,867

Total Asset Backed Securities		396,555

Mortgage Backed Securities (66.4%)
101,244	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	103,491
105,658	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	85,520
106,404	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	67,051
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	72,496
158,035	Banc of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	153,161
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	89,432
228,539	Banc of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	210,314
176,155	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.63%, 11/25/36(b)	103,596
142,029	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34(b)	132,473
38,291	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	36,535
5,081	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,726
260,621	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	262,045
4,228	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,920
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	30,418
124,121	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	103,253
516,669	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	312,945
86,696	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	60,072
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	10,170
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	74,224
298,521	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	298,568
58,963	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	52,588
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	129,529
250,000	Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(c)	192,500
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	30,357
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	310,663
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	48,386
752,269	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	484,038
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	402,258
13,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	12,697
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	101,047
66,646	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	61,807
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	240,983
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	98,991
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	223,639
33,937	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	34,562
83,431	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	83,149
91,533	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	86,213
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,816
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	18,025
107,268	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	92,866
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	260,195
623,501	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	537,170

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$9,740	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	$9,711
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	56,551
319,537	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	246,643
113,443	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	84,799
40,312	Fannie Mae, 3.88%, 12/1/27, Pool #422279(b)	41,135
6,292	Fannie Mae, 4.50%, 5/1/19, Pool #761398	6,661
2,871	Fannie Mae, 5.00%, 3/1/18, Pool #688031	3,079
9,637	Fannie Mae, 5.00%, 8/1/33, Pool #730856	10,142
8,984	Fannie Mae, 5.00%, 7/1/35, Pool #832198	9,441
171,455	Fannie Mae, 5.18%, 2/1/33, Pool #683235(b)	179,745
5,696	Fannie Mae, 5.50%, 2/1/33, Pool #683351	6,090
2,460	Fannie Mae, 5.50%, 9/1/34, Pool #725773	2,627
58,611	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	65,095
74,778	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	82,115
69,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	76,686
6,125	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	6,538
58,282	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	63,749
44,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	47,261
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	40,232
176,377	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.93%, 8/25/42(b)	184,519
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	266,174
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	65,755
1,742	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,695
44,473	Freddie Mac, 3.22%, 4/1/24, Pool #409624(b)	45,494
5,219	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	5,623
33,101	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	34,891
15,740	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	17,026
1,421	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	1,573
27,715	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	30,400
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	148,452
9,857	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	10,670
119,198	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	127,689
28,445	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	30,784
87,664	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	94,560
97,688	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	102,995
26,594	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,921
98,859	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	100,148
45,948	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	46,803
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	70,847
20,310	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	19,445
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	149,650
17,841	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	19,803
44,120	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	49,264
23,774	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	27,022
14,102	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,210
743	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	854
8,809	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	10,078
3,861	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,934
22,765	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	25,084
48,450	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	48,024
330,000	J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	210,418
106,238	J.P. Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34(c)	95,614
880,000	J.P. Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35(b)	590,252

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$167,510	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.67%, 4/25/36(b)	$128,518
64,684	J.P. Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.96%, 6/25/36(b)	51,833
233,121	J.P. Morgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(d)	226,128
24,135	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,735
185,501	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	187,994
431,162	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	420,340
29,304	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	28,150
77,301	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	71,902
224,628	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	222,803
297,399	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	259,295
98,980	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	86,298
221,862	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	207,094
121,765	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	109,208
110,083	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	112,664
36,694	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	37,921
15,410	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	15,128
60,125	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	60,435
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	197,620
135,575	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.70%, 4/25/29(b)	108,522
187,307	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	188,594
46,559	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	45,249
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	400,749
717,028	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	682,521
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	52,844
53,361	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	53,116
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(c)	540,000
380,795	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	266,850
59,711	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	60,170
50,332	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.89%, 6/25/36(b)	32,097
21,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	20,323
295,082	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	225,650
135,742	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	126,262
223,124	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	218,800
54,322	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	53,168
83,717	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	54,259
141,943	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	92,166
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	518,343
61,293	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	60,489
17,235	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	16,898
17,008	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	16,806
42,434	Wells Fargo Mortgage Backed Securities Trust, Series 2004-0, Class A1, 4.86%, 8/25/34(b)	42,372
122,028	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	123,515
151,521	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	145,744

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	$100,633

Total Mortgage Backed Securities		16,137,066

Corporate Bonds (19.7%)
Banking (0.9%)
100,000	Bank of America Corp., 6.50%, 8/1/16	106,262
100,000	UBS AG Stamford CT YD, 5.88%, 12/20/17	103,772

		210,034

Diversified Manufacturing Operations (3.2%)
750,000	General Electric Co., 5.25%, 12/6/17	780,100

Financial Services (6.9%)
500,000	American General Finance, 6.90%, 12/15/17	350,973
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	87,531
545,000	General Electric Capital Corp., 5.45%, 1/15/13	586,694
500,000	I-Preferred Term Securities, 2.43%, 12/11/32, Continuously Callable @ 100(a)(b)	100,000
1,000,000	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)	100,000
500,000	Preferred Term Securities XI, 1.89%, 9/24/33, Continuously Callable @ 100(a)(b)	50,000
500,000	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	394,150
1,080,739	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36(a)(b)	5,404

		1,674,752

Insurance (1.3%)
100,000	Aflac, Inc., 8.50%, 5/15/19	118,436
175,000	MetLife, Inc., 6.75%, 6/1/16	201,028

		319,464

Security Brokers & Dealers (5.2%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	517,433
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	738,142

		1,255,645

Telecommunications (0.9%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/11/10 @ 101.37*	115,652
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/11/10 @ 101.37*	107,941

		223,593

Telecommunications-Services & Equipment (1.3%)
250,000	Verizon Communications, 8.75%, 11/1/18	317,333

Total Corporate Bonds		4,780,921

Taxable Municipal Bonds (6.5%)
Georgia (4.3%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: FSA*	1,040,210

Missouri (1.8%)
475,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA/FNMA/FHLMC*	432,597

Wisconsin (0.4%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	115,566

Total Taxable Municipal Bonds		1,588,373

U.S. Treasury Obligations (2.0%)
500,000	U.S. Treasury Notes, 2.75%, 2/15/19	483,438

Total U.S. Treasury Obligations		483,438

Investments in Affiliates (5.6%)
1,353,404	Cavanal Hill Cash Management Fund	1,353,404

Total Investments in Affiliates		1,353,404

Total Investments (Cost $31,873,789)(f) — 101.8%		24,739,757
Liabilities in excess of other assets — (1.8)%		(438,411)

Net Assets — 100.0%		$24,301,346

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(c)	Security was fair valued at November 30, 2009, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
(g)	Issuer has deferred on the payment of interest.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

GNMA — Government National Mortgage Association

GO — General Obligations Bond

LOC — Letter of Credit

YD — Yankee Dollar

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (50.1%)
Aerospace/Defense (0.3%)
1,450	General Dynamics Corp.	$95,555
1,125	Raytheon Co.	57,971
30	Rockwell Collins, Inc.	1,604

		155,130

Airlines (0.2%)
1,730	Alaska Air Group, Inc.(a)	51,727
1,645	AMR Corp.(a)	9,936
2,675	Continental Airlines, Inc., Class B(a)	38,146
115	Copa Holdings SA, Class A	5,730

		105,539

Apparel / Footwear (0.1%)
6,030	Foot Locker, Inc.	57,225
875	Urban Outfitters, Inc.(a)	27,685

		84,910

Apparel Manufacturers (0.6%)
1,130	Cintas Corp.	31,742
1,955	Coach, Inc.	67,936
2,105	NIKE, Inc., Class B	136,593
360	Polo Ralph Lauren Corp.	27,666
905	VF Corp.	65,812

		329,749

Auto Parts & Equipment (0.1%)
825	Johnson Controls, Inc.	22,316
720	The Goodyear Tire & Rubber Co.(a)	9,871

		32,187

Automotive Parts (0.3%)
470	Advance Auto Parts, Inc.	18,471
2,155	Harley-Davidson, Inc.	62,797
1,025	Magna International, Inc., Class A	49,589
1,025	Wabco Holdings, Inc.	24,221

		155,078

Banking (2.0%)
1,045	Associated Banc-Corp.	11,850
19,735	Bank of America Corp.	312,800
1,225	Bank of Hawaii Corp.	55,982
735	BB&T Corp.	18,302
4,830	First Niagara Financial Group, Inc.	63,708
7,220	Hudson City Bancorp, Inc.	95,954
5,670	J.P. Morgan Chase & Co.	240,918
1,200	The Charles Schwab Corp.	21,996
7,570	U.S. Bancorp	182,664
2,280	Washington Federal, Inc.	43,434
3,370	Wells Fargo & Co.	94,495
7,240	Western Alliance Bancorp(a)	28,743

		1,170,846

Banks (0.2%)
6,225	Marshall & Ilsley Corp.	35,794
1,445	Simmons First National Corp., Class A	36,573
1,115	State Street Corp.	46,049

		118,416

Beverages (0.5%)
805	Diageo PLC ADR	54,426
295	Molson Coors Brewing Co., Class B	13,337
2,785	PepsiCo, Inc.	173,283
1,255	The Boston Beer Co., Inc.(a)	52,823
425	The Coca-Cola Co.	24,310

		318,179

Biotechnology (0.2%)
1,870	Life Technologies Corp.(a)	93,089

Broadcasting/Cable (0.3%)
4,255	CBS Corp., Class B	54,506
9,585	Comcast Corp., Class A	140,612

		195,118

Building Materials (0.5%)
6,480	Masco Corp.	87,998
3,070	Nucor Corp.	130,199
2,010	USG Corp.(a)	27,798
1,035	Vulcan Materials Co.	50,177

		296,172

Business Equipment & Services (0.4%)
3,095	Accenture PLC, Class A	127,019
810	FTI Consulting, Inc.(a)	37,471
380	Juniper Networks, Inc.(a)	9,929
2,590	Pitney Bowes, Inc.	59,674
3,255	Xerox Corp.	25,063

		259,156

Chemicals (0.7%)
1,730	E.I. du Pont de Nemours & Co.	59,823
2,060	Ecolab, Inc.	92,514
4,840	Huntsman Corp.	46,077
1,175	Praxair, Inc.	96,385
670	The Dow Chemical Co.	18,613
1,495	The Mosaic Co.	81,403

		394,815

Coal (0.1%)
705	Alpha Natural Resources, Inc.(a)	26,085
510	Massey Energy Corp.	19,207

		45,292

Commercial Services (0.4%)
1,765	Genpact Ltd.(a)	22,910
3,965	Jacobs Engineering Group, Inc.(a)	138,735
840	Lender Processing Services, Inc.	35,095
3,460	Navigant Consulting, Inc.(a)	45,845

		242,585

Computer Software & Services (0.5%)
960	Computer Sciences Corp.(a)	53,098
5,235	Liberty Media Corp., (Interactive), Class A(a)	55,700
5,280	Microsoft Corp.	155,285
555	Oracle Corp.	12,254

		276,337

Computers & Peripherals (3.1%)
2,825	Apple Computer, Inc.(a)	564,746
13,400	Cisco Systems, Inc.(a)	313,560
8,110	Dell, Inc.(a)	114,513
4,880	Hewlett-Packard Co.	239,413
1,595	International Business Machines Corp.	201,528
9,535	NetApp, Inc.(a)	293,869

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computers & Peripherals, continued:
1,000	Western Digital Corp.(a)	$36,840

		1,764,469

Construction (0.6%)
2,240	D.R. Horton, Inc.	23,027
4,340	Fluor Corp.	184,363
2,950	Granite Construction, Inc.	88,411
850	URS Corp.(a)	35,318

		331,119

Consumer Products (1.1%)
5,065	Avon Products, Inc.	173,476
4,445	JAKKS Pacific, Inc.(a)	53,607
12,955	Mattel, Inc.	252,104
380	Pactiv Corp.(a)	9,253
2,700	The Procter & Gamble Co.	168,345

		656,785

Diversified Financial Services (1.1%)
275	CME Group, Inc.	90,263
2,550	Jefferies Group, Inc.(a)	59,798
2,915	The Goldman Sachs Group, Inc.	494,559

		644,620

Diversified Manufacturing Operations (0.8%)
240	Corning, Inc.	4,003
1,665	Danaher Corp.	118,082
10,415	General Electric Co.	166,848
1,040	Lennox International, Inc.	38,605
3,275	Packaging Corp. of America	65,238
2,325	Textron, Inc.	46,616

		439,392

Drugs Wholesale (0.3%)
7,245	AmerisourceBergen Corp.	178,879

Education (0.1%)
1,350	Apollo Group, Inc., Class A(a)	77,044

Electric Integrated (0.3%)
135	Consolidated Edison, Inc.	5,793
85	DPL, Inc.	2,283
3,635	Mirant Corp.(a)	51,763
1,485	Northwestern Corp.	38,298
20,060	RRI Energy, Inc.(a)	98,695

		196,832

Electrical Components & Equipment (0.2%)
3,030	GrafTech International Ltd.(a)	44,571
4,135	Molex, Inc.	76,870

		121,441

Electronic Components/Instruments (1.2%)
1,500	Amphenol Corp., Class A	61,800
3,190	Emerson Electric Co.	132,098
1,895	FLIR Systems, Inc.(a)	54,386
1,475	Garmin Ltd.	44,073
5,915	Jabil Circuit, Inc.	78,729
1,120	L-3 Communications Holdings, Inc.	87,774
2,385	Rambus, Inc.(a)	42,501
3,495	Thermo Fisher Scientific, Inc.(a)	165,069

		666,430

Engineering & Construction (0.1%)
180	Aecom Technology Corp.(a)	4,572
2,235	McDermott International, Inc.(a)	46,801

		51,373

Entertainment (0.2%)
440	Carnival Corp.(a)	14,093
470	DreamWorks Animation SKG, Inc.(a)	15,731
2,150	International Game Technology	40,614
760	The Walt Disney Co.	22,967

		93,405

Finance-Investment Bank/Brokerage (0.0%)
1,425	TD Ameritrade Holding Corp.(a)	27,987

Financial Services (2.5%)
1,680	Broadridge Financial Solutions, Inc.	36,926
1,300	Coinstar, Inc.(a)	34,827
12,960	Discover Financial Services	200,362
1,210	Eaton Vance Corp.	36,469
285	Equifax, Inc.	8,165
2,215	Fidelity National Information Services, Inc.	50,059
3,065	First Cash Financial Services, Inc.(a)	58,542
65	Franklin Resources, Inc.	7,022
2,610	Interactive Brokers Group, Inc., Class A(a)	44,187
410	IntercontinentalExchange, Inc.(a)	43,784
1,565	Investment Technology Group, Inc.(a)	28,561
5,600	Jackson Hewitt Tax Service, Inc.	23,184
4,845	Morgan Stanley	153,005
6,045	Ocwen Financial Corp.(a)	56,339
7,565	Raymond James Financial, Inc.	183,754
1,695	SEI Investments Co.	29,680
5,080	T. Rowe Price Group, Inc.	248,564
870	The NASDAQ OMX Group, Inc.(a)	16,252
2,335	Visa, Inc.	189,135

		1,448,817

Food Products & Services (1.3%)
6,275	Archer-Daniels-Midland Co.	193,333
1,405	Campbell Soup Co.	49,133
4,570	Del Monte Foods Co.	47,939
70	Flowers Foods, Inc.	1,602
1,120	General Mills, Inc.	76,160
1,725	Safeway, Inc.	38,813
8,185	Sysco Corp.	221,322
1,775	The Kroger Co.	40,363
1,965	Unilever NV NY Shares	60,542

		729,207

Food-Miscellaneous/Diversified (0.6%)
2,980	H.J. Heinz Co.	126,501
4,185	The J.M. Smucker Co.	247,250

		373,751

Forest Products & Paper (0.1%)
2,475	Plum Creek Timber Co., Inc.	85,363

Health Care (0.6%)
790	Community Health Systems, Inc.(a)	24,103
25	Express Scripts, Inc.(a)	2,145
3,940	Humana, Inc.(a)	163,549
215	Lincare Holdings, Inc.(a)	7,637
16,570	Tenet Healthcare Corp.(a)	75,393

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Health Care, continued:
2,265	UnitedHealth Group, Inc.	$64,938

		337,765

Healthcare-Products (0.1%)
1,550	Herbalife Ltd.	65,007

Healthcare-Services (0.1%)
55	MEDNAX, Inc.(a)	3,092
3,235	NutriSystem, Inc.	79,904

		82,996

Holding Companies (0.1%)
1,330	Impala Platinum Holdings Ltd. ADR	31,322

Home Builders (0.0%)
1,035	Lennar Corp., Class A	13,114
1,365	Pulte Homes, Inc.	12,476

		25,590

Hotels (0.2%)
2,155	Boyd Gaming Corp.(a)	17,606
200	MGM MIRAGE(a)	2,114
3,515	Orient-Express Hotels Ltd.(a)	29,386
1,440	Starwood Hotels & Resorts Worldwide, Inc.	46,109

		95,215

Insurance (0.9%)
115	Aflac, Inc.	5,293
785	Aspen Insurance Holdings Ltd.	20,339
1,035	Assurant, Inc.	31,640
2,060	Cincinnati Financial Corp.	52,571
3,110	Genworth Financial, Inc., Class A(a)	33,495
4,230	MetLife, Inc.	144,624
2,610	StanCorp Financial Group, Inc.	96,857
115	The Hartford Financial Services Group, Inc.	2,813
1,015	The Travelers Cos., Inc.	53,176
175	Torchmark Corp.	7,609
885	Unitrin, Inc.	19,744
270	Validus Holdings Ltd.	7,155
2,250	Willis Group Holdings Ltd.	61,088

		536,404

Internet (1.0%)
400	Equinix, Inc.(a)	38,476
170	Google, Inc., Class A(a)	99,110
50	priceline.com, Inc.(a)	10,706
2,880	Sohu.com, Inc.(a)	160,589
16,125	Yahoo!, Inc.(a)	241,391

		550,272

Investment Companies (0.1%)
345	BlackRock, Inc.	78,343

Leisure Time (0.0%)
115	Royal Caribbean Cruises Ltd.(a)	2,826

Machinery & Equipment (1.0%)
1,400	Deere & Co.	74,914
3,415	H&E Equipment Services, Inc.(a)	31,623
3,780	Joy Global, Inc.	202,381
795	Roper Industries, Inc.	41,372
3,550	The Manitowoc Co., Inc.	34,861
2,180	United Technologies Corp.	146,583
455	W.W. Grainger, Inc.	44,454

		576,188

Machinery-Diversified (0.4%)
3,810	Pall Corp.	121,272
2,550	Teleflex, Inc.	132,830

		254,102

Media (0.2%)
1,475	Meredith Corp.	38,866
3,235	News Corp., Class A	37,073
1,615	Viacom, Inc., Class B(a)	47,869

		123,808

Medical Equipment & Supplies (1.0%)
1,835	Becton, Dickinson & Co.	137,258
14,200	Boston Scientific Corp.(a)	118,854
695	Haemonetics Corp.(a)	37,099
55	Henry Schein, Inc.(a)	2,731
2,765	Hologic, Inc.(a)	40,010
1,570	Johnson & Johnson	98,659
2,325	Stryker Corp.	117,180

		551,791

Medical Products (0.1%)
3,085	Volcano Corp.(a)	45,442

Medical-Biotechnology (0.1%)
670	Biogen Idec, Inc.(a)	31,450

Metals (0.5%)
4,657	Allegheny Technologies, Inc.	158,478
3,230	Cliffs Natural Resources, Inc.	142,314
60	Schnitzer Steel Industries, Inc.	2,677

		303,469

Metals-Processing & Fabrication (0.6%)
1,065	AK Steel Holding Corp.	21,300
4,284	Century Aluminum Co.(a)	41,769
2,445	Commercial Metals Co.	38,876
620	Freeport-McMoran Copper & Gold, Inc.(a)	51,336
1,470	General Cable Corp.(a)	43,159
1,155	Shaw Group, Inc.(a)	32,952
560	Southern Copper Corp.	19,511
1,335	Steel Dynamics, Inc.	22,588
3,670	Titanium Metals Corp.	35,856
355	United States Steel Corp.	15,854

		323,201

Mining (0.2%)
1,660	Compass Minerals International, Inc.	108,049

Oil & Gas (0.0%)
90	Dresser-Rand Group, Inc.(a)	2,527
270	ENSCO International, Inc.	11,880

		14,407

Oil & Gas Exploration, Production and Services (4.0%)
1,690	Apache Corp.	161,023
3,820	Baker Hughes, Inc.	155,627
140	Cameron International Corp.(a)	5,292
3,860	Chesapeake Energy Corp.	92,331
1,815	Concho Resources, Inc.(a)	74,197
1,775	Devon Energy Corp.	119,546
190	Diamond Offshore Drilling, Inc.	18,913

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
630	Encore Acquisition Co.(a)	$28,363
1,830	EXCO Resources, Inc.	30,964
2,075	Forest Oil Corp.(a)	38,014
4,115	Halliburton Co.	120,816
1,730	Helmerich & Payne, Inc.	64,962
1,795	Lufkin Industries, Inc.	108,005
820	Murphy Oil Corp.	46,240
260	Nabors Industries Ltd.(a)	5,369
3,275	National-Oilwell Varco, Inc.	140,890
2,155	Noble Corp.	89,023
900	Oil States International, Inc.(a)	32,283
7,225	Patterson-UTI Energy, Inc.	111,193
2,265	Pride International, Inc.(a)	71,642
1,080	Quicksilver Resource, Inc.(a)	14,375
3,200	SandRidge Energy, Inc.(a)	30,016
1,265	Sasol ADR	50,069
645	Schlumberger Ltd.	41,209
4,845	Smith International, Inc.	131,687
1,760	Southwestern Energy Co.(a)	77,370
45	Superior Energy Services, Inc.(a)	951
840	Tesoro Corp.	10,735
965	Ultra Petroleum Corp.(a)	45,345
6,460	Valero Energy Corp.	102,649
4,550	Weatherford International Ltd.(a)	75,985
5,145	XTO Energy, Inc.	218,354

		2,313,438

Oil-Integrated Companies (1.7%)
2,225	Chevron Corp.	173,639
3,070	ConocoPhillips	158,934
4,850	Exxon Mobil Corp.	364,090
4,560	Marathon Oil Corp.	148,747
1,160	Occidental Petroleum Corp.	93,716
1,650	Sunoco, Inc.	41,580

		980,706

Packaging & Containers (0.0%)
275	Bemis Co., Inc.	8,057
295	Sealed Air Corp.	6,576

		14,633

Paper Products (0.2%)
1,430	Kimberly-Clark Corp.	94,337

Personal Services (0.1%)
625	Hillenbrand, Inc.	11,438
1,035	VCA Antech, Inc.(a)	23,463

		34,901

Pharmaceuticals (2.3%)
2,655	Abbott Laboratories	144,671
330	Amgen, Inc.(a)	18,596
15,070	Bristol-Myers Squibb Co.	381,422
45	Cephalon, Inc.(a)	2,473
1,310	Charles River Laboratories International, Inc.(a)	42,116
3,885	Endo Pharmaceuticals Holdings, Inc.(a)	85,587
2,745	Genzyme Corp.(a)	139,171
430	Gilead Sciences, Inc.(a)	19,801
3,463	Merck & Co., Inc.	125,395
2,825	Mylan, Inc.(a)	50,483
585	NBTY, Inc.(a)	23,482
1,185	OSI Pharmaceuticals, Inc.(a)	39,472
6,753	Pfizer, Inc.	122,702
2,030	Roche Holding AG ADR	83,068
1,215	Teva Pharmaceutical Industries Ltd.	64,140

		1,342,579

Pipelines (0.7%)
305	El Paso Corp.	2,916
815	Kinder Morgan Energy Partners LP	47,482
1,775	Magellan Midstream Partners LP	72,952
1,460	ONEOK Partners LP	85,687
1,195	Spectra Energy Corp.	23,195
9,320	The Williams Cos., Inc.	185,375

		417,607

Printing & Publishing (0.1%)
3,715	Gannett Co., Inc.	36,741
760	The McGraw-Hill Cos., Inc.	22,770

		59,511

Property Management (0.1%)
1,275	Corrections Corp. of America(a)	31,862

Real Estate Investment Trusts (1.1%)
325	Alexandria Real Estate Equities, Inc.	18,320
1,620	American Campus Communities, Inc.	43,659
595	Annaly Capital Management, Inc.	10,954
175	BRE Properties, Inc.	5,483
1,055	Camden Property Trust	40,881
1,625	CapitalSource, Inc.	5,964
5,075	Duke Realty Corp.	56,891
1,145	HCP, Inc.	35,838
2,645	Hospitality Properties Trust	51,339
970	Host Hotels & Resorts, Inc.	10,204
1,805	HRPT Properties Trust	11,083
845	Liberty Property Trust	25,046
1,055	Mack-Cali Realty Corp.	32,378
1,210	ProLogis	15,827
325	Public Storage	25,863
8,265	Redwood Trust, Inc.	118,768
280	SL Green Realty Corp.	12,438
2,960	Sovran Self Storage, Inc.	95,667
685	Weingarten Realty Investors	13,296

		629,899

Rental-Retail (0.1%)
1,875	Aaron’s, Inc.	47,006

Restaurants (0.6%)
3,480	Darden Restaurants, Inc.	109,376
2,290	McDonald’s Corp.	144,843
1,100	Panera Bread Co., Class A(a)	69,256
1,460	Yum! Brands, Inc.	51,494

		374,969

Retail (3.5%)
3,355	99 Cent Only Stores(a)	40,327
1,860	America’s Car-Mart, Inc.(a)	44,993
2,650	American Eagle Outfitters, Inc.	40,757
225	AutoZone, Inc.(a)	33,271
5,150	Best Buy Co., Inc.	220,574
1,845	Big Lots, Inc.(a)	42,546
1,695	BJ’s Wholesale Club, Inc.(a)	58,833
1,705	Cash America International, Inc.	54,833
175	Costco Wholesale Corp.	10,484

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
5,470	CVS Corp.	$169,625
4,565	Dollar Tree, Inc.(a)	223,548
10,480	Family Dollar Stores, Inc.	319,745
3,750	Fred’s Inc., Class A	36,637
4,480	GameStop Corp., Class A(a)	109,357
3,330	Kohl’s Corp.(a)	176,956
1,090	Lowe’s Cos., Inc.	23,773
1,635	Macy’s, Inc.	26,667
840	Office Depot, Inc.(a)	5,158
75	Signet Jewelers Ltd.(a)	1,939
1,140	The Buckle, Inc.	31,168
2,880	The Gap, Inc.	61,690
4,560	The TJX Cos., Inc.	175,013
1,230	Wal-Mart Stores, Inc.	67,096
505	Walgreen Co.	19,639

		1,994,629

Savings & Loans (0.1%)
4,115	New York Community Bancorp, Inc.	48,104

Semiconductors (2.2%)
2,290	Altera Corp.	48,159
225	Analog Devices, Inc.	6,748
2,750	Applied Materials, Inc.	33,852
2,455	FormFactor, Inc.(a)	41,612
1,050	Integrated Device Technology, Inc.(a)	5,943
19,675	Intel Corp.	377,760
1,375	Intersil Corp.	17,765
95	Linear Technology Corp.	2,562
4,150	Maxim Integrated Products, Inc.	73,040
3,905	Microchip Technology, Inc.	102,506
3,330	National Semiconductor Corp.	48,618
24,280	ON Semiconductor Corp.(a)	188,413
90	PMC-Sierra, Inc.(a)	714
8,580	SanDisk Corp.(a)	169,198
3,815	Texas Instruments, Inc.	96,481
3,250	Xilinx, Inc.	73,580

		1,286,951

Software (0.3%)
4,365	CA, Inc.	96,466
1,855	Open Text Corp.(a)	70,620

		167,086

Technology (0.3%)
2,930	Waters Corp.(a)	172,225

Telecommunications (1.1%)
2,925	ADTRAN, Inc.	61,805
2,875	AT&T, Inc.	77,452
2,845	CenturyTel, Inc.	101,254
610	CommScope, Inc.(a)	15,329
4,207	Leap Wireless International, Inc.(a)	60,707
985	Liberty Global, Inc., Class A(a)	19,001
2,460	NII Holdings, Inc.(a)	73,308

Shares or Principal Amount
2,525	Nokia Oyj ADR	33,482
6,220	Verizon Communications, Inc.	195,681

		638,019

Telecommunications-Services & Equipment (0.6%)
145	American Tower Corp., Class A(a)	5,933
5,865	QUALCOMM, Inc.	263,925
1,980	Telus Corp.	60,648

		330,506

Tobacco & Tobacco Products (0.8%)
2,660	Altria Group, Inc.	50,035
740	Lorillard, Inc.	57,653
5,795	Philip Morris International, Inc.	278,681
1,085	Reynolds American, Inc.	54,207

		440,576

Transportation (0.1%)
235	Alexander & Baldwin, Inc.	7,179
35	C.H. Robinson Worldwide, Inc.	1,951
2,660	Hertz Global Holdings, Inc.(a)	26,068
855	Tidewater, Inc.	38,432

		73,630

Transportation & Shipping (0.8%)
1,310	Arkansas Best Corp.	32,252
110	Con-way, Inc.	3,333
1,820	FedEx Corp.	153,699
625	Frontline Ltd.	16,981
1,769	GulfMark Offshore, Inc.(a)	48,223
870	J.B. Hunt Transport Services, Inc.	27,718
2,185	Kirby Corp.(a)	72,870
1,975	Norfolk Southern Corp.	101,515

		456,591

Utilities (0.1%)
750	Constellation Energy Group	23,865
1,665	NRG Energy, Inc.(a)	39,860

		63,725

Utilities-Electric (0.3%)
3,080	Ameren Corp.	80,049
1,365	Edison International	46,478
470	Exelon Corp.	22,645

		149,172

Utilities-Natural Gas (0.5%)
3,965	NiSource, Inc.	56,502
1,210	ONEOK, Inc.	48,424
8,440	UGI Corp.	198,171

		303,097

Waste Disposal (0.2%)
4,500	Republic Services, Inc.	126,900

Total Common Stocks		28,889,818

Asset Backed Securities (0.4%)
$8,885	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	8,732
37,471	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	37,017
24,321	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	21,209

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$97,486	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.11%, 9/25/33(c)	$37,296
127,619	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	109,427

Total Asset Backed Securities		213,681

Mortgage Backed Securities (17.8%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	211,912
410,674	Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	354,236
341,971	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	281,057
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	82,153
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36(d)	55,000
229,204	Banc of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	218,794
194,097	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	179,758
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	28,904
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	40,664
61,220	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.73%, 9/25/34(c)	21,472
609,469	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.45%, 4/25/37(c)	296,201
284,433	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	291,100
170,745	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.88%, 7/25/37(c)	151,857
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	143,413
316,277	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	250,835
172,167	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.13%, 5/25/35(c)	143,172
435,287	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	391,826
19,207	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	18,253
51,882	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	49,920
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	44,577
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	91,603
110,000	Countrywide Alternative Loan Trust, Series 2003-44, Class A5, 5.50%, 10/25/33	106,784
169,917	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	160,163
150,000	Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(d)	115,500
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	31,181
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	31,788
376,134	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	242,019
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	16,387
34,301	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	31,391
32,428	Countrywide Home Loans, Series 2003-56, Class 3A6, 4.49%, 12/25/33	32,150
15,242	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	15,351
181,372	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.21%, 11/25/35(c)	117,632
20,567	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	19,271
275,712	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	238,696
222,679	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	191,846
9,740	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	9,711
32,119	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	32,041
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	24,772
86,458	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	54,482
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	125,069
82,114	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	84,904

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$248,907	Fannie Mae, 4.50%, 4/1/35, Pool # 814522	$256,787
9,707	Fannie Mae, 5.00%, 3/1/18, Pool #681351	10,410
19,831	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	20,425
22,404	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	22,647
255,329	Fannie Mae, 5.50%, 10/1/35, Pool # 838584	272,474
28,444	Fannie Mae, 6.00%, 5/1/35, Pool #357778	30,639
35,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	38,647
147,358	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	143,437
144,899	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.83%, 8/25/37(c)	41,381
28,669	Freddie Mac, 2.84%, 6/1/28, Pool #605508(c)	29,182
130,372	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	132,117
151,830	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	154,671
40,503	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	41,650
18,617	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	19,961
14,380	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	15,419
57,969	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	60,505
33,869	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	34,646
31,681	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	32,389
19,329	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	20,663
11,927	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,952
3,310	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	3,489
53,935	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	57,648
208,867	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	230,471
5,818	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	6,292
68,844	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	74,669
53,501	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	57,723
14,135	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	15,739
44,999	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	50,245
37,551	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	37,084
235,106	GSR Mortgage Loan Trust, 5.50%, 3/25/35	223,738
30,485	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	27,765
392,499	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	315,403
29,746	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	25,935
232,809	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	223,934
177,420	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	165,029
25,725	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	26,963
104,208	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	107,172
683,517	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	543,923
162,566	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	107,991
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	116,059
93,662	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	78,562
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	26,422
99,917	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	94,734
40,136	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	38,607
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(d)	144,000
108,799	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	76,243
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	233,747
17,011	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	15,614
251,246	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35(d)	223,609
86,529	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	87,583
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	303,155

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$153,187	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	$133,560

Total Mortgage Backed Securities		10,291,955

Corporate Bonds (8.1%)
Aerospace/Defense (0.9%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	552,067

Banking (2.5%)
750,000	Bank of America Corp., 6.50%, 8/1/16	796,963
250,000	Citigroup, Inc., 5.50%, 4/11/13	258,388
375,000	Citigroup, Inc., 5.85%, 7/2/13	393,832

		1,449,183

Diversified Financial Services (0.5%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	270,737

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	390,050

Financial Services (0.7%)
150,000	American General Finance, 6.90%, 12/15/17	105,292
300,000	Preferred Term Securities XXIII, 6.15%, 12/22/36(b)	236,490
194,797	Preferred Term Securities XXVI, 0.75%, 3/22/38, Callable 12/22/10 @ 100(c)(e)	50,647
251,534	Reg Diversified Funding, 1.60%, 1/25/36(b)(c)	3,190
270,185	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36(b)(c)	1,351

		396,970

Insurance (1.0%)
250,000	Aflac, Inc., 8.50%, 5/15/19	296,091
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	257,931

		554,022

Real Estate Investment Trusts (0.4%)
200,000	Arden Realty LP, 5.25%, 3/1/15	211,738

Retail (0.5%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	295,453

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	206,973
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	35

		207,008

Telecommunications (0.6%)
250,000	AT&T, Inc., 6.25%, 3/15/11	265,968
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	104,701

		370,669

Total Corporate Bonds		4,697,897

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	156,133

Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	100,644

Total Taxable Municipal Bonds		256,777

U.S. Government Agency Securities (2.7%)
500,000	Fannie Mae, 5.00%, 2/13/17	561,162
	Freddie Mac
600,000	2.50%, 1/7/14	614,270
250,000	4.50%, 8/26/19(g)	252,398
125,000	5.00%, 6/15/28	132,197

Total U.S. Government Agency Securities		1,560,027

U.S. Treasury Obligations (6.2%)
	U.S. Treasury Notes
810,000	0.88%, 3/31/11	815,315
810,000	2.75%, 2/15/19	783,169
1,000,000	4.50%, 11/15/15	1,121,172
750,000	4.50%, 2/15/16	840,879

Total U.S. Treasury Obligations		3,560,535

Investment Companies (10.0%)
61,825	iShares MSCI EAFE Index Fund	3,426,341
57,465	iShares MSCI Emerging Markets Index	2,328,482

Total Investment Companies		5,754,823

Investments in Affiliates (3.9%)
2,225,462	Cavanal Hill Cash Management Fund	2,225,462

Total Investments in Affiliates		2,225,462

Total Investments (Cost $53,778,965)(h) — 99.6%		57,450,975
Other assets in excess of liabilities — 0.4%		240,044

Net Assets — 100.0%		$57,691,019

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2009. The date presented reflects the final maturity date.
(d)	Security was fair valued at November 30, 2009, using procedures approved by the Board of Trustees.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2009.
(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR — American Depositary Receipt

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.8%)
Apparel Manufacturers (1.5%)
4,800	NIKE, Inc., Class B	$311,472

Banking (5.4%)
40,005	Bank of America Corp.	634,079
5,675	J.P. Morgan Chase & Co.	241,131
10,665	U.S. Bancorp	257,347

		1,132,557

Beverages (1.8%)
6,190	PepsiCo, Inc.	385,142

Business Equipment & Services (1.4%)
7,050	Accenture PLC, Class A	289,332

Chemicals (2.0%)
4,590	Ecolab, Inc.	206,137
2,630	Praxair, Inc.	215,739

		421,876

Computers & Peripherals (12.8%)
4,965	Apple Computer, Inc.(a)	992,553
21,855	Cisco Systems, Inc.(a)	511,407
14,965	Dell, Inc.(a)	211,306
8,365	Hewlett-Packard Co.	410,387
1,740	International Business Machines Corp.	219,849
11,110	NetApp, Inc.(a)	342,410

		2,687,912

Construction (0.6%)
3,155	Fluor Corp.	134,024

Consumer Products (2.5%)
6,915	Avon Products, Inc.	236,839
14,425	Mattel, Inc.	280,710

		517,549

Diversified Financial Services (3.6%)
4,405	The Goldman Sachs Group, Inc.	747,352

Diversified Manufacturing Operations (1.3%)
3,770	Danaher Corp.	267,368

Education (0.8%)
3,075	Apollo Group, Inc., Class A(a)	175,490

Electronic Components/Instruments (4.1%)
7,225	Emerson Electric Co.	299,187
2,455	L-3 Communications Holdings, Inc.	192,399
7,730	Thermo Fisher Scientific, Inc.(a)	365,088

		856,674

Financial Services (4.2%)
12,160	Discover Financial Services	187,994
8,450	T. Rowe Price Group, Inc.	413,458
3,340	Visa, Inc.	270,540

		871,992

Food Products & Services (2.9%)
9,875	Archer-Daniels-Midland Co.	304,249
11,495	Sysco Corp.	310,825

		615,074

Food-Miscellaneous/Diversified (1.0%)
5,045	H.J. Heinz Co.	214,160

Internet (2.7%)
37,055	Yahoo!, Inc.(a)	554,713

Machinery & Equipment (1.6%)
5,025	United Technologies Corp.	337,881

Medical Equipment & Supplies (4.3%)
4,855	Becton, Dickinson & Co.	363,154
32,625	Boston Scientific Corp.(a)	273,071
5,190	Stryker Corp.	261,576

		897,801

Oil & Gas Exploration, Production and Services (11.6%)
3,790	Apache Corp.	361,111
8,665	Baker Hughes, Inc.	353,012
5,385	Chesapeake Energy Corp.	128,809
4,160	Devon Energy Corp.	280,176
7,285	Halliburton Co.	213,888
4,220	National-Oilwell Varco, Inc.	181,544
4,785	Noble Corp.	197,668
9,015	Smith International, Inc.	245,028
9,450	Valero Energy Corp.	150,161
10,310	Weatherford International Ltd.(a)	172,177
3,395	XTO Energy, Inc.	144,084

		2,427,658

Oil-Integrated Companies (1.4%)
3,885	Exxon Mobil Corp.	291,647

Paper Products (0.9%)
2,735	Kimberly-Clark Corp.	180,428

Pharmaceuticals (3.8%)
13,445	Bristol-Myers Squibb Co.	340,293
6,080	Genzyme Corp.(a)	308,256
2,765	Teva Pharmaceutical Industries Ltd.	145,964

		794,513

Pipelines (1.4%)
14,760	The Williams Cos., Inc.	293,576

Restaurants (1.2%)
3,945	McDonald's Corp.	249,521

Retail (9.0%)
11,505	Best Buy Co., Inc.	492,759
11,975	CVS Corp.	371,345
9,910	Family Dollar Stores, Inc.	302,354
7,775	Kohl’s Corp.(a)	413,164
8,145	The TJX Cos., Inc.	312,605

		1,892,227

Semiconductors (2.9%)
20,920	Intel Corp.	401,664

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

November 30, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
8,450	Texas Instruments, Inc.	$213,701

		615,365

Technology (1.1%)
3,840	Waters Corp.(a)	225,715

Telecommunications-Services & Equipment (2.3%)
10,835	QUALCOMM, Inc.	487,575

Tobacco & Tobacco Products (2.0%)
8,760	Philip Morris International, Inc.	421,269

Transportation & Shipping (2.4%)
4,125	FedEx Corp.	348,356
3,090	Norfolk Southern Corp.	158,826

		507,182

Waste Disposal (1.3%)
9,580	Republic Services, Inc.	270,156

Total Common Stocks		20,075,201

Investment Companies (1.1%)
1,565	ProShares UltraPro S&P 500	224,296

Total Investment Companies		224,296

Investments in Affiliates (2.8%)
598,881	Cavanal Hill Cash Management Fund	598,881

Total Investments in Affiliates		598,881

Total Investments (Cost $18,384,988)(b) — 99.7%		20,898,378
Other assets in excess of liabilities — 0.3%		52,879

Net Assets — 100.0%		$20,951,257

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

November 30, 2009 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2009, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2009, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation and Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following is a summary of the inputs used to value the following Funds’ net assets as of November 30, 2009:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$241,156,970	$—	$241,156,970
Repurchase Agreements	—	559,909,323	—	559,909,323

Total Investments	—	801,066,293	—	801,066,293

Cash Management Fund
Certificates of Deposit[1]	—	185,003,517	—	185,003,517
Commercial Paper[1]	—	259,864,910	—	259,864,910
Corporate Bonds[1]	—	81,581,416	—	81,581,416
U.S. Government Agency Securities	—	191,019,434	—	191,019,434
Repurchase Agreements	—	341,773,061	—	341,773,061

Total Investments	—	1,059,242,338	—	1,059,242,338

Tax-Free Money Market Fund
Municipal Bonds[2]	—	459,394,618	—	459,394,618
Commercial Paper[2]	—	73,825,000	—	73,825,000
Investment Companies	2,746,710	—	—	2,746,710

Total Investments	2,746,710	533,219,618	—	535,966,328

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	32,993,989	—	32,993,989
Investments in Affiliates	4,427,450	—	—	4,427,450

Total Investments	4,427,450	32,993,989	—	37,421,439

Short-Term Income Fund
Asset Backed Securities	—	3,633,680	—	3,633,680
Mortgage Backed Securities	—	36,645,343	—	36,645,343
Corporate Bonds[1]	—	5,222,798	—	5,222,798
Investments in Affiliates	5,632,888	—	—	5,632,888

Total Investments	5,632,888	45,501,821	—	51,134,709

Intermediate Bond Fund
Asset Backed Securities	—	812,174	—	812,174
Mortgage Backed Securities	—	11,750,389	—	11,750,389
Corporate Bonds[1]	—	4,557,523	—	4,557,523
Taxable Municipal Bonds[2]	—	1,135,677	—	1,135,677
U.S. Treasury Obligations	—	1,085,390	—	1,085,390
Investments in Affiliates	814,204	—	—	814,204

Total Investments	814,204	19,341,153	—	20,155,357

Bond Fund
Asset Backed Securities	—	396,555	—	396,555
Mortgage Backed Securities	—	16,137,066	—	16,137,066
Corporate Bonds[1]	—	4,780,921	—	4,780,921
Taxable Municipal Bonds[2]	—	1,588,373	—	1,588,373
U.S. Treasury Obligations	—	483,438	—	483,438
Investments in Affiliates	1,353,404	—	—	1,353,404

Total Investments	1,353,404	23,386,353	—	24,739,757

Balanced Fund
Common Stocks[1]	28,889,818	—	—	28,889,818
Asset Backed Securities	—	213,681	—	213,681
Mortgage Backed Securities	—	10,291,955	—	10,291,955
Corporate Bonds[1]	—	4,697,897	—	4,697,897
Taxable Municipal Bonds[2]	—	256,777	—	256,777
U.S. Government Agency Securities	—	1,560,027	—	1,560,027
U.S. Treasury Obligations	—	3,560,535	—	3,560,535
Investment Companies	5,754,823	—	—	5,754,823
Investments in Affiliates	2,225,462	—	—	2,225,462

Total Investments	36,870,103	20,580,872	—	57,450,975

U.S. Large Cap Equity Fund
Common Stocks[1]	20,075,201	—	—	20,075,201
Investment Companies	224,296	—	—	224,296
Investments in Affiliates	598,881	—	—	598,881

Total Investments	$20,898,378	$—	$—	$20,898,378

1.	Please see the Schedule of Portfolio Investments for industry classification.
2.	Please see the Schedule of Portfolio Investments for State classification.

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using Board approved policies and procedures, including the use of pricing services. Short-term fixed income securities (maturing in less than sixty-one days) of sufficient credit quality are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available or in cases when prices provided by pricing services are believed not to reflect current value, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of November 30, 2009, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At November 30, 2009, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 2.75%, 6.29%, 3.60%, and 0.53% of net assets, respectively. The illiquid restricted securities held as of November 30, 2009, are identified below:

Security	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	73,468	79,965	78,583
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	214,777	224,824	222,103
Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35	7/24/2007	997,123	1,014,323	45,644
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	180,948	194,567	169,670
Preferred Term Securities IX, 2.08%, 4/3/33	3/17/2003	500,000	500,000	50,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	952,393	1,000,000	788,300
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36	2/16/2007	2,581,375	2,593,775	12,969

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	6/8/2004	16,178	17,770	17,463
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	121,276	127,400	125,858
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37	11/27/2007	532,073	656,893	6,569
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	761,336	7,613
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	126,663	136,197	118,769
I-Preferred Term Securities, 2.43%, 12/11/32	4/9/2003	502,835	500,000	100,000
Preferred Term Securities IX, 2.08%, 4/3/33	3/18/2003	500,000	500,000	50,000
Preferred Term Securities XI, 1.89%, 9/24/33	9/12/2003	500,000	500,000	50,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	952,393	1,000,000	788,300
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36	2/16/2007	2,154,579	2,161,479	10,808

Bond Fund:
ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	8,163	8,885	8,732
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	114,548	119,906	118,455
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.44%, 12/23/37	11/27/2007	409,287	505,302	5,053
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	761,336	7,613
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/19/2003	90,474	97,284	84,835
I-Preferred Term Securities, 2.43%, 12/11/32	4/9/2003	502,835	500,000	100,000
Preferred Term Securities IX, 2.08%, 4/3/33	3/18/2003	1,000,000	1,000,000	100,000
Preferred Term Securities XI, 1.89%, 9/24/33	9/12/2003	500,000	500,000	50,000
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	476,197	500,000	394,150
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36	2/16/2007	1,077,289	1,080,739	5,404

Balanced Fund:
ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	8,163	8,885	8,732
ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/9/2003	37,002	37,471	37,017
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/9/2003	22,618	24,321	21,209
Preferred Term Securities XXIII, 6.15%, 12/22/36	9/22/2006	285,718	300,000	236,490
Reg Diversified Funding, 1.60%, 1/25/36	1/9/2007	252,188	251,534	3,190
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.73%, 8/5/36	2/21/2007	268,485	270,185	1,351

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Recent Accounting Pronouncements:

Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05, which codified all authoritative U.S. generally accepted accounting principles (GAAP) recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.

3. Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of November 30, 2009, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	—	0.74%
Education	10.72%	26.46%
Facilities	5.15%	0.31%
General Obligation	35.08%	53.32%
Higher Education	2.59%	1.82%
Housing	0.86%	—
Investment Companies	0.51%	11.83%
Medical	14.80%	0.75%
Pollution	6.62%	2.81%
Taxation	—	—
Transportation	12.29%	0.03%
Utilities	11.38%	0.05%
Water	—	1.88%

	100.00%	100.00%

The Short–Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of November 30, 2009, the percentage of net assets invested in mortgage-backed securities are:

Short-Term Income Fund	73.8%
Intermediate Bond Fund	57.9%
Bond Fund	66.4%
Balanced Fund	17.8%

The Funds may be subject to credit default risk. Credit default risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Direct obligations of the U.S. Treasury generally present minimal credit risks.

4. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each of the Funds’ tax returns has occurred to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 year ends and any interim tax period since then, as applicable). The determination has been made there are no uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

At November 30, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Intermediate Tax-Free Bond Fund	$35,935,126	$1,489,200	$(2,887)	$1,486,313
Short-Term Income Fund	64,673,840	743,457	(14,282,588)	(13,539,131)
Intermediate Bond Fund	28,785,250	617,677	(9,247,570)	(8,629,893)
Bond Fund	31,754,789	768,144	(7,783,176)	(7,015,032)
Balanced Fund	54,680,329	6,466,165	(3,695,519)	2,770,646
U.S. Large Cap Equity Fund	18,626,341	2,807,327	(535,290)	2,272,037

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date January 26, 2010

By (Signature and Title)*	/S/ JAMES L. HUNTZINGER
James L. Huntzinger, President

Date January 26, 2010